Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$65,137,923.13	0.1447509	$42,125,595.80	0.0936124	$23,012,327.33
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$325,597,923.13	0.2403895	$302,585,595.80	0.2233994	$23,012,327.33

Weighted Avg. Coupon (WAC)	4.86%		4.89%
Weighted Avg. Remaining Maturity (WARM)	30.78		30.05
Pool Receivables Balance	$358,864,713.44		$335,409,649.78
Remaining Number of Receivables	40,678		37,807

Adjusted Pool Balance	$352,891,885.81		$329,879,558.48

III.  COLLECTIONS

Principal:
Principal Collections	$22,896,097.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$228,680.23
Total Principal Collections	$23,124,777.56

Interest:
Interest Collections	$1,451,627.96
Late Fees & Other Charges	$48,299.50
Interest on Repurchase Principal	$-
Total Interest Collections	$1,499,927.46

Collection Account Interest	$196.95
Reserve Account Interest	$62.67
Servicer Advances	$-

Total Collections	$24,624,964.64

1 of 3

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

IV.  DISTRIBUTIONS

Total Collections					$24,624,964.64
Reserve Account Release					$-
Total Available for Distribution					$24,624,964.64
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$299,053.93	$-	$299,053.93	$299,053.93
Collection Account Interest					$196.95
Late Fees & Other Charges					$48,299.50
Total due to Servicer					$347,550.38

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$39,082.75		$39,082.75
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$171,275.25		$171,275.25	$171,275.25

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$23,942,494.09

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$23,012,327.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,012,327.33
Class A-4 Notes				$-
Class A Notes Total:		$23,012,327.33		$23,012,327.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,012,327.33		$23,012,327.33

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					930,166.76

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,972,827.63
Beginning Period Amount	$5,972,827.63
Current Period Amortization	$442,736.33
Ending Period Required Amount	$5,530,091.30
Ending Period Amount	$5,530,091.30
Next Distribution Date Amount	$5,115,383.30

2 of 3

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		7.73%	8.27%	8.27%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.15%	37,108	97.43%	$326,775,827.50
30 - 60 Days	1.53%	577	2.12%	$7,113,667.11
61 - 90 Days	0.25%	95	0.37%	$1,242,809.69
91 + Days	0.07%	27	0.08%	$277,345.48
		37,807		$335,409,649.78
Total
Delinquent Receivables 61 + days past due	0.32%	122	0.45%	$1,520,155.17
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	126	0.45%	$1,606,675.67
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	107	0.36%	$1,391,321.61
Three-Month Average Delinquency Ratio	0.29%		0.42%

Repossession in Current Period		44		$587,454.22
Repossession Inventory		86		$388,736.12

Charge-Offs
Gross Principal of Charge-Off for Current Period				$558,966.33
Recoveries				$(228,680.23)
Net Charge-offs for Current Period				$330,286.10

Beginning Pool Balance for Current Period				$358,864,713.44

Net Loss Ratio				1.10%
Net Loss Ratio for 1st Preceding Collection Period				0.01%
Net Loss Ratio for 2nd Preceding Collection Period				0.07%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$8,994,545.42
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$2,274,235.54
Number of Extensions				168

3 of 3